NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2019
NATURE OF OPERATIONS
NATURE OF OPERATIONS

1.     NATURE OF OPERATIONS

Maverix Metals Inc. (“Maverix” or the “Company”) is incorporated and domiciled in Canada and its registered head office address is Suite 575, 510 Burrard Street, Vancouver, British Columbia, V6C 3A8, Canada. The Company’s shares trade on the New York Stock Exchange American and Toronto Stock Exchange under ticker symbol “MMX”.

Maverix is a resource-based company that seeks to acquire and manage royalties and metal purchase agreements (“Streams”) on projects that are in an advanced stage of development or on operating mines producing precious or other metals. Royalty interests (“Royalty” or collectively, “Royalties”) are non-operating interests in mining projects that provide Maverix with the right to a percentage of the gross revenue from the metals produced from the project (a Gross Revenue Royalty (“GRR”) or after deducting specified costs (a Net Smelter Returns (“NSR”) royalty). Under a Stream interest, Maverix makes an upfront payment to acquire the Stream and then receives the right to purchase, at a fixed or variable price per unit based on the spot price of the precious or other metal, a percentage of a mine’s production for a specified period or for the life of the mine.

These consolidated financial statements were approved and authorized for issue by the Board of Directors of the Company on March 4, 2020.